CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenues		$ 5,640	$ 1,675	$ 930
Cost of revenues		1,692	909	767
Gross profit		3,948	766	163
Operating expenses (income):
Research and development, net		20,777	20,792	21,125
Sales and marketing		3,611	3,933	2,738
General and administrative		6,068	6,482	7,253
Other income		0	(3,500)	0
Total operating expenses, net		30,456	27,707	31,116
Operating loss		(26,508)	(26,941)	(30,953)
Financing income		1,486	516	1,935
Financing expenses		(965)	(3,329)	(1,414)
Financing income (expenses), net		521	(2,813)	521
Loss before taxes on income		(25,987)	(29,754)	(30,432)
Taxes on income (tax benefit)		(33)	90	13
Loss		(25,954)	(29,844)	(30,445)
Attributable to:
Equity holders of the Company		(23,879)	(26,638)	(27,793)
Non-controlling interests		(2,075)	(3,206)	(2,652)
Loss		$ (25,954)	$ (29,844)	$ (30,445)
Basic loss per share, attributable to equity holders of the Company		$ (0.52)	$ (0.65)	$ (0.69)
Diluted loss per share, attributable to equity holders of the Company		$ (0.52)	$ (0.65)	$ (0.69)
Weighted average number of shares used in computing basic loss per share	[1]	45,685,619	41,210,184	40,433,303
Weighted average number of shares used in computing diluted loss per share		45,685,619	41,210,184	40,433,303

[1]	To compute diluted loss per share, potential ordinary shares have not been taken into account due to their anti-dilutive effect. See Notes 19(d) and Note 19(e) for number of outstanding options and RSUs.